Interest Income and Interest Expense - Schedule of Detail of the Amount Due for Interest and Readjustments (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Totals	$ (851,654)	$ (863,347)	$ (870,028)
Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(49,677)	(72,871)	(78,320)
Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(29,664)	(32,677)	(48,086)
Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(385,734)	(433,237)	(459,381)
Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(69,260)	(54,385)	(45,801)
Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(322,252)	(282,884)	(235,294)
Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(752)	(114)	(339)
Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(4,689)	(2,518)	(3,166)
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	10,374	15,339	359
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	(708,651)	(772,956)	(748,551)
Hedged of interest [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(49,536)	(72,732)	(78,147)
Hedged of interest [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(29,660)	(32,677)	(48,086)
Hedged of interest [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(370,206)	(420,190)	(419,661)
Hedged of interest [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(69,054)	(51,922)	(45,801)
Hedged of interest [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(199,420)	(210,104)	(156,168)
Hedged of interest [member] | Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(752)	(114)	(142)
Hedged of interest [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(397)	(556)	(905)
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	10,374	15,339	359
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	(143,003)	(90,391)	(121,477)
Hedged of inflation adjustments [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(141)	(139)	(173)
Hedged of inflation adjustments [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(4)
Hedged of inflation adjustments [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(15,528)	(13,047)	(39,720)
Hedged of inflation adjustments [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(206)	(2,463)
Hedged of inflation adjustments [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(122,832)	(72,780)	(79,126)
Hedged of inflation adjustments [member] | Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals			(197)
Hedged of inflation adjustments [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (4,292)	$ (1,962)	$ (2,261)